JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

October 26, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)

John Hancock U.S. Growth Fund (the “Fund”)

File Nos. 333-126293; 811-21779

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"); and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 177 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to incorporate changes in the Fund’s investment objective and investment strategy related to the fund’s name change from U.S. Equity Fund to U.S. Growth Fund. No fees are required in connection with this filing.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee
Assistant Secretary